Goodwill and Other Intangible Assets (Estimated Aggregate Amortization Expense for Intangible Assets for Next Five Fiscal Years) (Detail) ¥ in Millions	Mar. 31, 2018 JPY (¥)
Estimated aggregate amortization expense for intangible assets for the next five fiscal years:
Fiscal year ending March 31, 2019	¥ 250,234
Fiscal year ending March 31, 2020	213,606
Fiscal year ending March 31, 2021	171,934
Fiscal year ending March 31, 2022	133,685
Fiscal year ending March 31, 2023	¥ 90,383